Filed with the Securities and Exchange Commission on December 21, 2017
Securities Act of 1933 File No. 033-70958
Investment Company Act of 1940 File No. 811-08104

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 92
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 94
(Check appropriate box or boxes.)

TOUCHSTONE FUNDS GROUP TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on January 21, 2018 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A for Touchstone Funds Group Trust (the “Registrant”) was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on July 18, 2017 to register new share classes for two existing series of the Registrant (Class T shares for Touchstone Active Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund, and Class S shares for Touchstone Ultra Short Duration Fixed Income Fund). This Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating January 21, 2018 as the new date upon which the Class T shares Registration Statement contained in Post-Effective Amendment No. 85 shall become effective.  This Post-Effective Amendment No. 92 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 85.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on December 21, 2017.

TOUCHSTONE FUNDS GROUP TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	December 21, 2017
Phillip R. Cox

	*	Trustee	December 21, 2017
William C. Gale

	*	Trustee	December 21, 2017
Susan J. Hickenlooper

	*	Trustee	December 21, 2017
Kevin A. Robie

	*	Trustee	December 21, 2017
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	December 21, 2017
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	December 21, 2017
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft		December 21, 2017
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 82)